Consolidated Statement of Stockholders' Deficit (FY) - USD ($)	Common Stock [Member]	Accumulated Deficit [Member]	Accumulated Deficit [Member] Previously Reported [Member]	Total	Previously Reported [Member]	Paid-in Capital [Member]	Paid-in Capital [Member] Previously Reported [Member]
Beginning balance at Dec. 31, 2021		$ (59,096,500)		$ (59,096,400)		$ 100
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income/(loss)		50,523,700		50,523,700		0
Ending balance at Dec. 31, 2022	$ 8,800	(8,581,300)	$ (8,572,800)	(8,572,500)	$ (8,572,700)	0	$ 100
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income/(loss)	0	(210,300)		(210,300)		0
Ending balance at Mar. 31, 2023	8,800	(8,791,600)		(8,782,800)		0
Beginning balance at Dec. 31, 2022	8,800	(8,581,300)	(8,572,800)	(8,572,500)	(8,572,700)	0	100
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income/(loss)		(58,189,200)		(58,189,200)		0
Ending balance at Dec. 31, 2023	8,800	(66,770,700)	(66,762,000)	(66,761,900)	(66,761,900)	0	100
Beginning balance at Mar. 31, 2023	8,800	(8,791,600)		(8,782,800)		0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income/(loss)	0	(22,768,100)		(22,768,100)		0
Ending balance at Jun. 30, 2023	8,800	(31,559,700)		(31,550,900)		0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income/(loss)	0	(26,033,100)		(26,033,100)		0
Ending balance at Sep. 30, 2023	8,800	(57,592,800)		(57,584,000)		0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income/(loss)	0	(9,177,900)		(9,177,900)		0
Ending balance at Dec. 31, 2023	8,800	(66,770,700)	$ (66,762,000)	(66,761,900)	$ (66,761,900)	0	$ 100
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income/(loss)	0	(327,599,700)		(327,599,700)		0
Ending balance at Mar. 31, 2024	$ 13,700	$ (2,871,920,600)		$ 210,274,000		$ 3,082,180,900